Property and Equipment, Net	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

4.      PROPERTY AND EQUIPMENT, NET

As of June 30, 2024 and 2025, property and equipment, net consist of the following:

	As of June 30,
	2025	2024
Office equipment	25,392	25,527
Gross amount	$25,392	$25,527
Less: Accumulated depreciation	18,968	14,629
Net changes in foreign exchange impact	(112)	—
Total property and equipment, net	$6,536	$10,898

Depreciation expenses were US$4,623 and US$4,339 for the years ended June 30, 2024 and 2025, respectively. No impairment charges were recorded for the years ended June 30, 2024 and 2025, respectively.

4.      PROPERTY AND EQUIPMENT, NET

As of June 30, 2023 and 2024, property and equipment, net consist of the following:

	As of June 30,
	2024	2023
Office equipment	25,527	22,861
Gross amount	$25,527	$22,861
Less: Accumulated depreciation	(14,629)	(9,962)
Total property and equipment, net	$10,898	$12,899

Depreciation expenses were US$4,573 and US$4,623 for the years ended June 30, 2023 and 2024, respectively. No impairment charges were recorded for the years ended June 30, 2023 and 2024, respectively.